As filed with the Securities and Exchange Commission on February
26, 2008

                                                          File Nos.
                                                          033-01212
                                                          811-04450

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                             FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                   -------

      Post-Effective Amendment No.   28                        (X)
                                   ------

                              and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   29                                       (X)
                    ------

                  FRANKLIN TEMPLETON GLOBAL TRUST
                  -------------------------------
        (Exact Name of Registrant as Specified in Charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                    --------------

                 CRAIG S. TYLE, ONE FRANKLIN PARKWAY,
                       SAN MATEO, CA 94403-1906
        (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)
[X]   on March 1, 2008 pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  FRANKLIN TEMPLETON GLOBAL TRUST
                        FILE NOS. 033-01212
                            & 811-04450

                             FORM N-1A
                              PART C
                         OTHER INFORMATION

ITEM 23.   EXHIBITS.

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)  Amended and Restated Agreement and Declaration of
                Trust dated May 21, 2007

      (b)  By-Laws

           (i)  Amended and Restated By-Laws dated May 21, 2007

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i)  Management Agreement between Registrant and
                Franklin Advisers, Inc. dated August 28, 1996
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: February 27, 1998

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton
                Distributors, Inc. dated August 28, 1996
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: February 27, 1998

           (ii) Amendment of Amended and Restated Distribution
                Agreement dated February 18, 1999
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: February 26, 2002

          (iii) Form of Selling Agreements between
                Franklin/Templeton Distributors, Inc. and
                Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: December 30, 2004

           (iv) Amendment dated May 15, 2006 to Form of Selling
                Agreements between Franklin/Templeton
                Distributors, Inc. and Securities Dealers dated
                November 1, 2003

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i)  Custody Agreement between JPMorgan Chase Bank and
                Franklin Templeton Global Trust dated November 15,
                1993
                Filing: Post Effective Amendment No. 14 to
                Registration Statement on Form N-14
                File No. 033-01212
                Filing Date: December 29, 1995

          (ii) Amendment dated May 1, 2001 to the custody agreements between Registrant and JPMorgan Chase
                Bank
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: February 26, 2002

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC.
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-01212
                Filing Date: February 27, 2001

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated December 14,
                1998
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: December 31, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Registered Public
                Accounting Firm

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           Not Applicable

      (m)  Rule 12b-1 Plan

           (i)  Distribution Plan pursuant to Rule 12b-1 between
                Registrant and Franklin/Templeton Distributors,
                Inc. dated August 28, 1996
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: February 27, 1998

      (n)  Rule 18f-3 Plan

           (i)  Multiple Class Plan on behalf of Franklin
                Templeton Hard Currency Fund dated September 17,
                1996
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement on Form N-1A
                File No. 033-01212
                Filing Date: December 31, 1996

      (p)  Code of Ethics

           (i)  Code of Ethics dated May, 2007

      (q)  Power of Attorney

           (i)  Power of Attorney dated February 25, 2008

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

           None

ITEM 25.   INDEMNIFICATION

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

The officers and directors of Franklin Advisers, Inc. (Advisers), the Registrant's manager, also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC at 3344 Quality Drive, Rancho Cordova, CA 95670-7313..

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable
                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of February, 2008.

                               FRANKLIN TEMPLETON GLOBAL TRUST
                               (Registrant)

                               BY:  /s/ DAVID P. GOSS
                                    David P. Goss
                                    Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*           Chief Executive Officer-Investment
Rupert H. Johnson, Jr.            Management
                                  Dated: February 25, 2008

GALEN G. VETTER*                  Chief Executive Officer-Finance
Galen G. Vetter                   and Administration
                                  Dated: February 25, 2008

LAURA F. FERGERSON                Chief Financial Officer and Chief
Laura F. Fergerson                Accounting Officer
                                  Dated: February 25, 2008

HARRIS J. ASHTON*                 Trustee
Harris J. Ashton                  Dated: February 25, 2008

ROBERT F. CARLSON*                Trustee
Robert F. Carlson                 Dated: February 25, 2008

SAM GINN*                         Trustee
Sam Ginn                          Dated: February 25, 2008

EDITH E. HOLIDAY*                 Trustee
Edith E. Holiday                  Dated: February 25, 2008

CHARLES B. JOHNSON*               Trustee
Charles B. Johnson                Dated: February 25, 2008

GREGORY E. JOHNSON*               Trustee
Gregory E. Johnson                Dated: February 25, 2008

FRANK W. T. LAHAYE*               Trustee
Frank W. T. LaHaye                Dated: February 25, 2008

FRANK A. OLSON*                   Trustee
Frank A. Olson                    Dated: February 25, 2008

LARRY D. THOMPSON*                Trustee
Larry D. Thompson                 Dated: February 25, 2008

JOHN B. WILSON*                   Trustee
John B. Wilson                    Dated: February 25, 2008


*By:  /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (pursuant to Power of Attorney filed herewith)

                  FRANKLIN TEMPLETON GLOBAL TRUST
                      REGISTRATION STATEMENT
                           EXHIBIT INDEX

EXHIBIT NO.              DESCRIPTION                      LOCATION

EX-99.(a)(i)             Amended and Restated             Attached
                         Agreement and Declaration of
                         Trust dated May 21, 2007

EX-99.(b)(i)             Amended and Restated By-Laws     Attached
                         dated May 21, 2007

EX-99.(d)(i)             Management Agreement between     *
                         Registrant and Franklin
                         Advisers, Inc. dated August
                         28, 1996

EX-99.(e)(i)             Amended and Restated             *
                         Distribution Agreement
                         between Registrant and
                         Franklin/Templeton
                         Distributors, Inc. dated
                         August 28, 1996

EX-99.(e)(ii)            Amendment of Amended and         *
                         Restated Distribution
                         Agreement dated February 18,
                         1999

EX-99.(e)(iii)           Form of Selling Agreements       *
                         between Franklin/Templeton
                         Distributors and Securities
                         Dealers dated November 1, 2003

EX-99.(e)(iv)            Amendment dated May 15, 2006     Attached
                         to Form of Selling Agreements
                         between Franklin/Templeton
                         Distributors, Inc. and
                         Securities Dealers dated
                         November 1, 2003

EX-99.(g)(i)             Custody Agreement between        *
                         JPMorgan Chase Bank and
                         Franklin Templeton Global
                         Trust dated November 15, 1993

EX-99.(g)(ii)            Amendment dated May 1, 2001      *
                         to the custody agreements
                         between Registrant and
                         JPMorgan Chase Bank

EX-99.(h)(i)             Subcontract for Fund             *
                         Administrative Services dated
                         January 1, 2001, between
                         Franklin Advisers,
                         Inc. and Franklin Templeton
                         Services, LLC

EX-99.(i)(i)             Opinion and Consent of           *
                         Counsel dated December 14,
                         1998

EX-99.(j)(i)             Consent of Independent           Attached
                         Registered Public Accounting
                         Firm

EX-99.(m)(i)             Distribution Plan pursuant to    *
                         Rule 12b-1 between Registrant
                         and Franklin/Templeton
                         Distributors, Inc. dated
                         August 28, 1996

EX-99.(n)(i)             Multiple Class Plan on behalf    *
                         of Franklin Templeton Hard
                         Currency Fund dated September
                         17, 1996

EX-99.(p)(i)             Code of Ethics dated May, 2007   Attached

EX-99.(q)(i)             Power of Attorney dated          Attached
                         February 25, 2008


*Incorporated by Reference